Derivative financial instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 1,091,352,145	R$ 858,277,413
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	724,241,728	538,580,487
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	567,709,896	785,337,224
Forward Contracts And Other [Member]
IfrsStatementLineItems [Line Items]
Notional amount	480,123,205	443,722,256
Stock Exchange [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	71,829,722	167,924,413
Stock Exchange [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	539,875,480	415,336,707
Stock Exchange [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	567,339,980	781,708,536
Stock Exchange [Member] | Forward Contracts And Other [Member]
IfrsStatementLineItems [Line Items]
Notional amount	20,496,769	55,754,746
Over The Countr [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	1,019,522,423	690,353,000
Over The Countr [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	184,366,248	123,243,780
Over The Countr [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	369,916	3,628,688
Over The Countr [Member] | Forward Contracts And Other [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 459,626,436	R$ 387,967,510